Long-term Incentive Plans (Details 3)	12 Months Ended
Jan. 31, 2020 $ / shares shares
Statement [Line Items]
Number of options, outstanding	14,725,000
Options Exercisable	10,591,669
Options 1 [Member]
Statement [Line Items]
Number of options, outstanding	2,000,000
Options Exercisable	2,000,000
Exercise price | $ / shares	$ 0.14
Expiry date	Dec. 14, 2020
Options 2 [Member]
Statement [Line Items]
Number of options, outstanding	2,550,000
Options Exercisable	2,550,000
Exercise price | $ / shares	$ 0.97
Expiry date	Feb. 22, 2021
Options 3 [Member]
Statement [Line Items]
Number of options, outstanding	2,000,000
Options Exercisable	2,000,000
Exercise price | $ / shares	$ 0.13
Expiry date	Dec. 14, 2021
Options 4 [Member]
Statement [Line Items]
Number of options, outstanding	100,000
Options Exercisable	100,000
Exercise price | $ / shares	$ 0.50
Expiry date	Nov. 14, 2022
Options 5 [Member]
Statement [Line Items]
Number of options, outstanding	2,700,000
Options Exercisable	2,025,000
Exercise price | $ / shares	$ 0.40
Expiry date	Jun. 11, 2024
Options 6 [Member]
Statement [Line Items]
Number of options, outstanding	750,000
Options Exercisable	562,500
Exercise price | $ / shares	$ 0.39
Expiry date	Jul. 01, 2024
Options 7 [Member]
Statement [Line Items]
Number of options, outstanding	1,100,000
Options Exercisable	154,169
Exercise price | $ / shares	$ 0.32
Expiry date	Sep. 03, 2024
Options 8 [Member]
Statement [Line Items]
Number of options, outstanding	100,000
Options Exercisable	50,000
Exercise price | $ / shares	$ 0.26
Expiry date	Sep. 29, 2024
Options 9 [Member]
Statement [Line Items]
Number of options, outstanding	150,000
Options Exercisable	75,000
Exercise price | $ / shares	$ 0.16
Expiry date	Oct. 15, 2024
Options 10 [Member]
Statement [Line Items]
Number of options, outstanding	150,000
Options Exercisable	75,000
Exercise price | $ / shares	$ 0.25
Expiry date	Oct. 15, 2024
Options 11 [Member]
Statement [Line Items]
Number of options, outstanding	75,000
Options Exercisable	0
Exercise price | $ / shares	$ 0.15
Expiry date	Nov. 03, 2024
Options 12 [Member]
Statement [Line Items]
Number of options, outstanding	2,650,000
Options Exercisable	950,000
Exercise price | $ / shares	$ 0.25
Expiry date	Nov. 13, 2024
Options 13 [Member]
Statement [Line Items]
Number of options, outstanding	200,000
Options Exercisable	50,000
Exercise price | $ / shares	$ 0.25
Expiry date	Dec. 26, 2024
Options 14 [Member]
Statement [Line Items]
Number of options, outstanding	100,000
Options Exercisable	0
Exercise price | $ / shares	$ 0.25
Expiry date	Jan. 20, 2023
Options 15 [Member]
Statement [Line Items]
Number of options, outstanding	100,000
Options Exercisable	0
Exercise price | $ / shares	$ 0.25
Expiry date	Jan. 21, 2025